COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Operating Leases
The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2020. Future minimum lease payments under non-cancelable operating leases as of December 31, 2016 are as follows:

2017	$398
2018	258
2019	221
2020	37

$914